Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Cost and Accumulated Amortization of Intangible Assets

Total cost and accumulated amortization of intangible assets is comprised of the following:

	Weighted Average Useful Life	As of
		December 31, 2017	June 30, 2018
	(In years)	(In thousands)
Intangible assets, net
Customer lists	15	$42,500	$42,500
Developed technology	9.6	42,000	42,000
Trade names and trademarks	17	24,500	24,500
Order backlog	1.5	1,100	1,100
Non-competition agreements and related items	4.4	810	810

Total intangible assets		110,910	110,910
Less: Accumulated amortization		(29,725)	(34,137)

Total intangible assets, net		$81,185	$76,773

Summary of Amortization Expense Included in Condensed Consolidated Statements of Operations

Amortization expense of intangible assets was $4.4 million for the six months ended June 30, 2017, and was $4.4 million for the six months ended June 30, 2018. Amortization expense is included in the condensed consolidated statements of operations for the six months ended June 30, 2017 and 2018 as follows:

	Six Months Ended June 30,
	2017	2018
	(In thousands)
Cost of revenue—license	$2,016	$2,016
Cost of revenue—subscription	192	192
Research and development	81	68
Sales and marketing	2,139	2,136

Total amortization of acquired intangibles	$4,428	$4,412

Total cost and amortization of intangible assets comprised of the following:

		As of December 31,
	Weighted Average Useful Life	2016	2017
	(In years)	(In thousands)
Intangible assets, net
Customer lists	15	$42,500	$42,500
Developed technology	9.6	42,000	42,000
Trade names and trademarks	17	24,500	24,500
Order backlog	1.5	1,100	1,100
Non-competition agreements and related items	4.4	810	810

Total intangible assets		110,910	110,910
Less: Accumulated amortization		(20,897)	(29,725)

Total intangible assets, net		$90,013	$81,185